SCHEDULE OF OPERATING SEGMENT (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Abstract]
Operating expenses includes revenue share expense	$ 12,504	$ 9,064